Dec. 31, 2024
BNY Mellon Stock Index Fund, Inc.
Fund Summary
Investment Objective
The fund seeks to match the total return of the S&P 500® Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Stock Index Fund, Inc.	Initial Shares		Service Shares
Management fees	0.25%		0.25%
Distribution and/or service (12b-1) fees	none		0.25%
Shareholder services fees	none	[1]	none
Miscellaneous other expenses	0.02%		0.02%
Total other expenses	0.02%		0.02%
Total annual fund operating expenses	0.27%		0.52%
[1]	Amount was less than .01%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Stock Index Fund, Inc. - USD ($)	Initial Shares	Service Shares
1 Year	$ 28	$ 53
3 Years	87	167
5 Years	152	291
10 Years	$ 343	$ 653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2.65% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in stocks included in the S&P 500® Index and in futures whose performance is tied to the index. The fund generally invests in all of the stocks in the S&P 500® Index in proportion to their weighting in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500® Index. The fund attempts to have a correlation between its performance and that of the S&P 500® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P 500® Index is an unmanaged index of the common stocks of 500 companies chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the S&P 500® Index generally must have market capitalizations of $20.5 billion or greater, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," "Standard & Poor's 500®" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks
Risk Table - BNY Mellon Stock Index Fund, Inc.	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Indexing strategy risk

• Indexing strategy risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2020, Q2: 20.49 Worst Quarter 2020, Q1: (19.73)
Average Annual Total Returns (as of 12/31/24)
Average Annual Total Returns - BNY Mellon Stock Index Fund, Inc.	Label	1 Year	5 Years	10 Years
Initial Shares		24.67%	14.21%	12.81%
Service Shares		24.34%	13.92%	12.53%
S&P 500® Index reflects no deductions for fees, expenses or taxes	S&P 500® Index	25.02%	14.52%	13.10%